SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIVES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Equipment	3 years	3 years
Computer equipment	2 years	2 years
Furniture and fixtures	3 years	3 years